                                                                                                August 10, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

Re:     Western Reserve Life Assurance Co. Of Ohio

                         WRL Series Life Account G
                         WRL Evolution

                         (File No. 333-149387)

     Filer CIK No. 0001366273

Dear Commissioners:

     Pursuant to Rule 497(c) on behalf of the above-referenced Registrant, attached for electronic filing via EDGAR is the Registrant’s Supplement dated August 10, 2009.

     Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

                                                                                                    Sincerely,

                                                                                                   /*/ Gayle A. Morden

                                                                                                   Gayle A. Morden
                                                                                                   Compliance Manager

cc:     Arthur D. Woods, Esq.
         Mary Jane Wilson-Bilik, Esq.

SUPPLEMENT DATED AUGUST 10, 2009
TO PROSPECTUSES DATED MAY 1, 2009

WRL FREEDOM ASSET ADVISOR SM

WRL EVOLUTION SM

Each An Individual Flexible Premium Variable Life Insurance Policy

Issued through

WRL Series Life Account G

By

Western Reserve Life Assurance Co. of Ohio

This Supplement modifies certain information contained in your WRL Freedom Asset AdvisorSM , and/or WRL EvolutionSM prospectuses. Please read it carefully and retain it for future reference. All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

Effective immediately, transfers to the fixed account are available through the internet.

* * * * * * *

The facsimile numbers for Western Reserve Life Assurance Co.’s administrative office are
1-727-299-1620 and 1-727-299-1648 (for interfund transactions only).

* * * * * * *

Effective immediately, the investment objective of Transamerica Federated Market Opportunity VP as currently disclosed under the section entitled “Portfolios” is deleted and replaced with the following:

      This portfolio seeks to provide absolute (positive) returns with low correlation to the U.S. equity market.

* * * * * * * * *

Effective immediately, the investment objective of Transamerica J.P. Morgan Core Bond VP as currently disclosed under the section entitled “Portfolios” is deleted and replaced with the following:

     This portfolio seeks total return, consisting of income and capital appreciation.